Results for the Year - Net income (loss) per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Earnings per share [line items]
Net income (loss) attributable to ordinary shareholders of the Company used for computing basic and diluted per share amounts	$ 294	$ (1,032)
Weighted average number of ordinary shares used for basic per share amounts	99,019	97,263
Dilutive effect of outstanding options, warrants and deferred shares	2,445
Weighted average number of ordinary shares used for diluted per share amounts	101,464	97,263
Net income (loss) per share basic	$ 0.00	$ (0.01)
Net income (loss) per share diluted	$ 0.00	$ (0.01)